Average Annual Total Returns - Class K - BlackRock U.S. Government Bond Portfolio - Class K Shares	Jan. 28, 2021
Average Annual Return:
1 Year	6.73%
5 Years	3.49%
10 Years	3.06%
After Taxes on Distributions
Average Annual Return:
1 Year	5.91%
5 Years	2.51%
10 Years	2.03%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.98%
5 Years	2.24%
10 Years	1.90%